Summary of Significant Accounting Policies - Net Operating Revenues & Accounts Receivable (Details) - Payor Source [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	100.00%	100.00%
Accounts Receivable [Member] | Medicare [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	73.00%	70.50%
Accounts Receivable [Member] | Managed Care and Other Discount Plans, including Medicare Advantage [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	18.50%	19.70%
Accounts Receivable [Member] | Medicaid [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	2.70%	2.90%
Accounts Receivable [Member] | Other Third-party Payors [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	3.30%	4.10%
Accounts Receivable [Member] | Workers' Compensation [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	1.60%	1.90%
Accounts Receivable [Member] | Patients [Member] | Self-Pay [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.90%	0.90%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	100.00%	100.00%	100.00%
Sales Revenue, Net [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	100.00%	100.00%	100.00%
Sales Revenue, Net [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	100.00%	100.00%	100.00%
Sales Revenue, Net [Member] | Medicare [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	75.20%	74.90%	74.10%
Sales Revenue, Net [Member] | Medicare [Member] | Third-Party Payor [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	73.30%	73.20%	73.90%
Sales Revenue, Net [Member] | Medicare [Member] | Third-Party Payor [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	82.90%	83.70%	96.90%
Sales Revenue, Net [Member] | Medicare Advantage [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	7.90%	7.90%	7.40%
Sales Revenue, Net [Member] | Medicare Advantage [Member] | Third-Party Payor [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	7.70%	7.90%	7.50%
Sales Revenue, Net [Member] | Medicare Advantage [Member] | Third-Party Payor [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	8.70%	7.70%	0.70%
Sales Revenue, Net [Member] | Managed Care [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	9.80%	9.80%	11.20%
Sales Revenue, Net [Member] | Managed Care [Member] | Third-Party Payor [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	11.20%	11.10%	11.30%
Sales Revenue, Net [Member] | Managed Care [Member] | Third-Party Payor [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	3.90%	3.00%	1.10%
Sales Revenue, Net [Member] | Medicaid [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	3.20%	3.00%	1.80%
Sales Revenue, Net [Member] | Medicaid [Member] | Third-Party Payor [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	3.00%	2.50%	1.80%
Sales Revenue, Net [Member] | Medicaid [Member] | Third-Party Payor [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	4.30%	5.50%	0.00%
Sales Revenue, Net [Member] | Other Third-party Payors [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	1.40%	1.70%	1.80%
Sales Revenue, Net [Member] | Other Third-party Payors [Member] | Third-Party Payor [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	1.80%	2.00%	1.80%
Sales Revenue, Net [Member] | Other Third-party Payors [Member] | Third-Party Payor [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.00%	0.00%	1.00%
Sales Revenue, Net [Member] | Workers' Compensation [Member] | Third-Party Payor [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.80%	0.90%	1.20%
Sales Revenue, Net [Member] | Workers' Compensation [Member] | Third-Party Payor [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	1.00%	1.10%	1.20%
Sales Revenue, Net [Member] | Workers' Compensation [Member] | Third-Party Payor [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.00%	0.00%	0.30%
Sales Revenue, Net [Member] | Patients [Member] | Self-Pay [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.50%	0.60%	1.00%
Sales Revenue, Net [Member] | Patients [Member] | Self-Pay [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.60%	0.70%	1.00%
Sales Revenue, Net [Member] | Patients [Member] | Self-Pay [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.10%	0.10%	0.00%
Sales Revenue, Net [Member] | Other Income Source [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	1.20%	1.20%	1.50%
Sales Revenue, Net [Member] | Other Income Source [Member] | Inpatient Rehabilitation Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	1.40%	1.50%	1.50%
Sales Revenue, Net [Member] | Other Income Source [Member] | Home Health and Hospice Segment [Member]
Concentration Risk [Line Items]
Net operating revenues by payor source (percent)	0.10%	0.00%	0.00%